Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Information about Other Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present information about the Company’s material other financial assets and liabilities measured at fair value on a recurring basis (in millions):

	December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Foreign currency forward contracts	$1.6	$—	$1.6	$—
Liabilities
Foreign currency forward contracts	$0.4	$—	$0.4	$—

	December 31, 2011
	Total	Level 1	Level 2	Level 3
Liabilities
Interest rate swap arrangements	$12.3	$—	$12.3	$—
Foreign currency forward contracts	$2.6	$—	$2.6	—

Carrying Amounts and Estimated Fair Values of Debt Instruments

The following table presents the carrying amounts and estimated fair values of our primary debt instruments (in millions):

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Senior Secured Credit Facility	$1,475.7	$1,481.3	$1,367.7	$1,293.8
10.25% Senior Notes	—	—	713.0	736.1
7.25% Senior Notes	750.0	788.9	—	—
Senior Subordinated Notes	526.5	529.2	522.9	513.6

Derivative Instruments in Statement of Financial Position at Fair Value

The following table presents the balance sheet classification and estimated fair values of our derivative instruments on a gross basis (in millions):

	Asset Derivatives		Liability Derivatives
	December 31, 2012		December 31, 2012		December 31, 2011
	Balance Sheet	Fair	Balance Sheet	Fair	Balance Sheet	Fair
	Classification	Value	Classification	Value	Classification	Value
Derivatives designated as hedging instruments
Foreign currency forward contracts	Other Current Assets	$2.1	Other Current Assets	$0.5	Accrued expenses	$1.2
Derivatives not designated as hedging instruments
Interest rate swap arrangements		—		—	Accrued expenses	12.3
Foreign currency forward contracts		—	Accrued expenses	0.4	Accrued expenses	1.4

Total derivatives		$2.1		$0.9		$14.9

Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)

The following table shows the amounts of gains or losses recognized in other comprehensive income and the classifications and amounts of gains or losses reclassified into earnings for our derivative instruments designated as cash flow hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in			Gain (Loss) Reclassified from
	Other Comprehensive Income			Other Comprehensive Income into Earnings
	Year Ended				Year Ended
Derivatives in cash flow	December 31,			Classification in	December 31,
hedging relationships	2012	2011	2010	Statements of Operations	2012	2011	2010
Interest rate swap arrangements	$—	$—	$—	Interest expense	$(1.8)	$(3.4)	$(4.0)
Foreign currency forward contracts	—	—	—	Interest expense	(1.4)	(1.6)	(1.2)
Foreign currency forward contracts	0.7	(2.5)	(2.6)	Cost of goods sold	(2.1)	(2.6)	(1.4)

Total	$0.7	$(2.5)	$(2.6)		$(5.3)	$(7.6)	$(6.6)

Balance Sheet Classification, Fair Value and Income Statement Classification of Derivative Instruments Not Designated as Hedging Instruments

The following table presents the classifications and amounts of gains or losses recognized within our statements of operations for our derivative instruments not designated as hedging instruments for each of the reporting periods (in millions):

	Gain (Loss) Recognized in Earnings
		Year Ended
	Classification in	December 31,
	Statements of Operations	2012	2011	2010
Derivatives not designated as hedging instruments
Interest rate swap arrangements — realized	Interest expense	$(14.4)	$(27.8)	$(31.0)
Interest rate swap arrangements — unrealized	Interest expense	12.3	22.9	14.6
Foreign currency forward contracts	Other income (expense)	(1.0)	(2.4)	(1.1)

Total		$(3.1)	$(7.3)	$(17.5)

Non-Financial Assets Measured on Non-Recurring Basis and Impairment Charges Recognized

The following table presents the Company’s non-financial assets measured on a non-recurring basis and impairment charges recognized, if applicable (in millions):

			Impairment Charges
	Carrying Value		Year Ended December 31,
	2012	2011	2012	2011
Significant unobservable inputs (Level 3)
Annual assessments of impairment — October 1:
Goodwill:
North American Lab	$1,045.5	$1,033.0	$—	$—
European Lab	810.6	825.3	—	—
Indefinite-lived intangible assets:
North American Lab	421.2	418.8	—	—
European Lab	240.3	252.2	—	—
Science Education	15.4	not applicable	—	not applicable
Interim assessments of impairment — September 30:
Indefinite-lived intangible assets:
Science Education	not applicable	15.4	not applicable	3.3
Acquired intangible assets — various dates	43.9	68.8	not applicable	not applicable

			$—	$3.3